TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)

	Year ended December 31,
	2016	2015	2014

Domestic	$(7,033)	$(16,898)	$(3,792)
Foreign	1,243	412	1,345

	$(5,790)	$(16,486)	$(2,447)

Schedule of the Reconciliation of the Theoretical Tax Expenses

	Year ended December 31,
	2016	2015	2014

Loss before taxes on income	$(5,790)	$(16,486)	$(2,447)

Theoretical tax expense computed at the Israeli statutory tax rate (25%, 26.5% and 26.5% for the years 2016, 2015 and 2014, respectively)	$(1,448)	$(4,369)	$(649)

Changes in valuation allowance	(469)	3,716	(1,328)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	(216)	679	611
Write off of prepaid and withholding taxes	1,759	1,150	-
Foreign tax rates differences related to subsidiaries	576	103	(34)
Non-deductible expenses and other	567	181	(381)
Non-deductible share-based compensation expense	1,435	1,896	1,831

Actual tax expense	$2,204	$3,356	$50

Schedule of Income Tax Expense
	Year ended December 31,
	2016	2015	2014

Current taxes	$203	$146	$612
Deferred taxes (benefit)	242	2,060	(562)
Write off of prepaid and withholding taxes	1,759	1,150	-

	$2,204	$3,356	$50

Schedule of Deferred Income Taxes

	December 31,
	2016	2015
Deferred tax assets:
Operating and capital loss carryforwards	$12,900	$14,842
Reserves and allowances	2,022	948

Deferred tax asset before valuation allowance	14,922	15,790
Valuation allowance	(14,655)	(15,124)
Net deferred tax asset	267	666

Deferred tax liability	-	(157)
Net deferred tax asset	$267	$509